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         Supplement Dated May 15, 1998 to Prospectus Dated May 1, 1998

                            JPF SEPARATE ACCOUNT A

                                      OF

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

Effective May 14, 1998, Jefferson Pilot Financial Insurance Company is rated AAA by Standard & Poor's.

The information contained in the third paragraph under the heading "JEFFERSON PILOT FINANCIAL INSURANCE COMPANY" on page 10 of the Ensemble II prospectus is hereby amended to reflect that rating upgrade.